Summary of significant accounting policies - Consolidated Cash Flow VIE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities from continuing operations	$ (53,231,108)	$ (1,827,618)	$ (11,396,807)
Net cash used in investing activities from continuing operations	(12,127,728)	(82,195)	(56,421)
Net cash provided by (used in) financing activities from continuing operations	122,665,288	3,200,229	6,695,882
Effect of exchange rate changes on cash and restricted cash	(153,454)	71,112	41,497
Net increase (decrease) in cash and restricted cash	57,152,998	1,361,528	(4,715,849)
Cash and restricted cash from continuing operations, beginning of year	2,098,906	737,378	5,453,227
Cash and restricted cash from continuing operations, end of year	59,251,904	2,098,906	737,378
Other [Member]
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities from continuing operations	67,709,967	57,809	(4,761,687)
Net cash used in investing activities from continuing operations	(9,353,935)		(9,493)
Net cash provided by (used in) financing activities from continuing operations	144,197	10,437
Effect of exchange rate changes on cash and restricted cash	(506,653)	15,087	41,606
Net increase (decrease) in cash and restricted cash	57,993,576	83,333	(4,729,574)
Cash and restricted cash from continuing operations, beginning of year	183,030	99,697	4,829,271
Cash and restricted cash from continuing operations, end of year	58,176,606	183,030	99,697
Variable Interest Entity and Subsidiaries [Member]
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities from continuing operations	(338,559)	(1,629,913)	31,661
Net cash used in investing activities from continuing operations	(1,363)	(82,195)	(46,928)
Net cash provided by (used in) financing activities from continuing operations	(1,232,191)	3,567,505
Effect of exchange rate changes on cash and restricted cash	94,714	56,006	(91)
Net increase (decrease) in cash and restricted cash	(1,477,399)	1,911,403	(15,358)
Cash and restricted cash from continuing operations, beginning of year	1,913,335	1,932	17,290
Cash and restricted cash from continuing operations, end of year	435,936	1,913,335	1,932
Nongyuan Network
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities from continuing operations	3,246,067	(560,411)	(27)
Net cash used in investing activities from continuing operations	(2,772,430)
Net cash provided by (used in) financing activities from continuing operations	(616,095)	560,358
Effect of exchange rate changes on cash and restricted cash	258,485	19	(18)
Net increase (decrease) in cash and restricted cash	116,027	(34)	(45)
Cash and restricted cash from continuing operations, beginning of year	420	454	499
Cash and restricted cash from continuing operations, end of year	116,447	420	454
FAMI
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities from continuing operations	(123,848,583)	304,897	(6,666,754)
Net cash provided by (used in) financing activities from continuing operations	124,369,377	(938,071)	6,695,882
Net increase (decrease) in cash and restricted cash	520,794	(633,174)	29,128
Cash and restricted cash from continuing operations, beginning of year	2,121	635,295	606,167
Cash and restricted cash from continuing operations, end of year	$ 522,915	$ 2,121	$ 635,295